Share-Based Payments - Schedule of Breakdown of the Closing Balance BSA 2 (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 15, 2017 EUR (€)	Dec. 05, 2017 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | €		€ 38.18	€ 39.00
Exercise price 65 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $	$ 65